Concentration of Credit Risk (Tables)	12 Months Ended
Jun. 30, 2016
Risks and Uncertainties [Abstract]
Fair Value, Concentration of Risk [Table Text Block]
Details of major customers accounting for 10% or more of the Company’s sales or trade receivables are as follows:

	Sales		Trade receivables
	2016	2015	2016	2015
Customer A	6.46%	15.7%	21.83%	2.87%
Customer B	11.61%	7.7%	0.00%	0.00%
Customer C	20.81%	6.2%	16.89%	9.61%
Customer D	29.52%	3.56%	12.31%	0.00%

Details of suppliers accounting for 10% or more of the Company’s purchases or trade payables are as follows:

	Purchases		Trade payables
	2016	2015	2016	2015
Supplier A	16.3%	20.4%	0.00%	0.29%
Supplier B	46%	20.0%	38.7%	0.00%
Supplier C	0.00%	11.2%	27.76%	11.66%